Note 11 - Short Term Borrowings and Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 11 - Short Term Borrowings and Notes Payable

NOTE 11 - SHORT TERM BORROWINGS AND NOTES PAYABLE

The Company continues to fund itself through borrowing and equity sales until sales return to historical levels.

At March 31, 2015, the Company had short term borrowings of $359,757. The notes are short term working capital advances that have been advanced to their Korean Subsidiary from various local parties. These advances are due on demand, interest free and unsecured.

As of March 31, 2016 the major components of our notes and borrowings consisted of the following:

3/31/16
Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.65%
interest only payable monthly and securred by the company.	$62,883

Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 6.24%
interest only payable monthly.	76,479

KookMin Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.28%
interest only payable monthly and securred by the company	84,977

Industrial Bank of Korea Bank four year note extended with 12 month extension fully amortizing with a variable interest rate currently at 3.83%
payable monthly.	127,465

NH Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 7.25%
interest only payable monthly.	7,954

Total Liabilities	359,757

Less current portion	264,158

Long tem debt	$95,599

NOTE 11 - SHORT TERM BORROWINGS AND NOTES PAYABLE

The Company continues to fund itself through borrowing and equity sales until sales return to historical levels.

At December 31, 2014, the Company had short term borrowings of $448,801. The notes are short term working capital advances that have been advanced to their Korean Subsidiary from various local parties. These advances are due on demand, interest free and unsecured.

Additionally the company borrowed $819,922 in short term convertible notes at a 4% interest rate. These funds were used to fund expansion of our LGM acquisition in 2014. The derivative components are detailed in footnote 15 and these loans were completely converted in February 2015 into 14,924,263 shares of our common stock.

As of December 31, 2015 the major components of our notes and borrowings consisted of the following:

12/31/15
Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.65%
interest only payable monthly and securred by the company.	$45,505

Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 6.24%
interest only payable monthly.	75,775

Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.64%
interest only payable monthly and securred by the company.	46,800

KookMin Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.28%
interest only payable monthly and securred by the company	85,245

Industrial Bank of Korea Bank four year note extended with 12 month extension fully amortizing with a variable interest rate currently at 3.83%
payable monthly.	35,718

NH Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 7.25%
interest only payable monthly.	34,000

Total Liabilities	323,043

Less current portion	49,397

Long tem debt	$273,646